SHAREHOLDERS' EQUITY - Changes in Stock Options (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Number of Shares
Opening Balance (in shares) | shares	897,409	1,499,315
Exercised (in shares) | shares	(670,767)	(517,935)
Expired (in shares) | shares	(8,153)	(83,971)
Stock options outstanding, end of year (in shares) | shares	218,489	897,409
Stock options exercisable, end of year (in shares) | shares	218,489	897,409
Weighted Average Exercise Price
Weighted average exercise price, beginning of year (in CAD per share) | $ / shares	$ 5.02	$ 5.80
Weighted average exercise price, Exercised (in CAD per share) | $ / shares	5.21	6.70
Weighted average exercise price, Expired (in CAD per share) | $ / shares	5.72	8.44
Weighted average exercise price, end of year (in CAD per share) | $ / shares	4.44	5.02
Weighted average exercise price, Exercisable (in CAD per share) | $ / shares	$ 4.44	$ 5.02